Summary of Significant Accounting Policies - Schedule of Revenue by Nature from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	$ 1,828,976	$ 10,781	$ 204,495
Machinery and Equipment [Member]
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	1,176,070	10,781	204,495
Technological consulting and other services [Member]
Schedule of Revenue by Nature from Continuing Operations [Line Items]
Total revenue	$ 652,906